Related Party Transactions (Details)																																									1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 26, 2025 USD ($) $ / shares	Jun. 27, 2025 shares	Jun. 26, 2025 USD ($) $ / shares shares	Jun. 02, 2025 shares	Mar. 01, 2025 USD ($)	Jan. 26, 2025 USD ($) $ / shares	Jan. 02, 2025 USD ($) shares	Dec. 26, 2024 USD ($)	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 02, 2024 USD ($) $ / shares shares	Nov. 19, 2024 $ / shares shares	Sep. 24, 2024 $ / shares	Jul. 01, 2024 USD ($)	Jun. 26, 2024 USD ($) $ / shares shares	Jun. 21, 2024 USD ($) $ / shares shares	Mar. 01, 2024 USD ($)	Oct. 01, 2023 USD ($)	Sep. 26, 2023 $ / shares shares	Sep. 22, 2023 USD ($) $ / shares shares	Aug. 28, 2023 USD ($) $ / shares	Aug. 02, 2023 USD ($) $ / shares	Jun. 26, 2023 USD ($) $ / shares	May 25, 2023 USD ($) $ / shares	Apr. 25, 2023 USD ($) $ / shares	Apr. 01, 2023 USD ($)	Mar. 30, 2023 USD ($) $ / shares	Mar. 29, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($) $ / shares	Dec. 26, 2022 USD ($) $ / shares	Nov. 26, 2022 USD ($) $ / shares	Oct. 26, 2022 USD ($) $ / shares	Oct. 01, 2022 USD ($)	Sep. 26, 2022 USD ($) $ / shares	Sep. 13, 2022 shares	Feb. 01, 2022 USD ($)	Nov. 25, 2020 $ / shares shares	Nov. 23, 2020 USD ($) $ / shares shares	Jul. 15, 2020 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 26, 2025 $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 06, 2024 shares	Sep. 27, 2023 $ / shares	Feb. 18, 2022 USD ($)	Nov. 19, 2021 USD ($)
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																																										1,000			1,000				1,000	1,000
Common stock, par value (in Dollars per share) | $ / shares																																										$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)																																										1,000			1,000				1,000	1,000
Shares purchased by the directors, aggregate value | $																																										$ 0			$ 0				$ 0	$ 0
Aggregate purchase price | $																																												$ 0					$ 0
Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																																										3,140,000			3,140,000				3,140,000	3,140,000	3,140,000
Common stock, par value (in Dollars per share) | $ / shares																																										$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock, shares (in Shares)																																								100
Purchase price of shares of common stock | $																																								$ 25,000
Common stock, shares outstanding (in Shares)																																										3,140,000			3,140,000				3,140,000	3,140,000	3,140,000
Common stock, shares subject to forfeiture (in Shares)																																																		375,000
Ownership percentage of initial stockholders																																																		20.00%
Common stock, shares not subject to forfeiture (in Shares)																																																		375,000
Stock conversion ratio, description																																																		The Founder Shares will automatically convert into shares of common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 6.
Sale price per private placement warrant (in Dollars per share) | $ / shares																																										$ 1			$ 1				$ 12	$ 12
Number of shares purchased by each director (in Shares)																																																	25,000	25,000
Shares purchased by the directors, aggregate value | $																																										$ 315			$ 315				$ 315	$ 315	$ 315
Common stock, shares (in Shares)																																																		15,000
Public warrants are exercisable on the later																																													30 days
Working capital loan | $																																																	$ 1,083,097	$ 1,083,097
Related party transaction expenses | $			$ 220,052
Extension time to deposit funds									1 month
Shares issued price per share (in Dollars per share) | $ / shares																																																	$ 9.2	$ 9.2
Stock redemption price per share (in Dollars per share) | $ / shares			$ 11.505						$ 11.295					$ 11.6				$ 10.77									$ 10.56										$ 10.15									$ 11.505
Value of common stock redeemed | $									$ 7,400,000					$ 2,900,000													$ 5,400,000																		$ (584,386)
Number of common stock redeemed (in Shares)		47,690	47,690	621,609			621,609		621,609					265,564	265,564			21,208	21,208								509,712								3,076,817										224,413
Redemption Shares (in Shares)																																													3,412,103	3,364,413
Stock split description																																							the Sponsor effected a 28,750-for-1 forward stock split
Operating and formation costs | $																																										$ 389,191	$ 537,407		$ 743,010		$ 1,584,448			$ 2,225,820	2,070,143
Related party transaction expenses paid | $																																																	$ 202,556	$ 202,556
Breeze Holdings Acquisition Corp. [Member] | Directors [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																																										100,000			100,000
Common stock, par value (in Dollars per share) | $ / shares																																										$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Right to purchase, number of shares by each director (in Shares)																																										25,000			25,000				25,000	25,000
Number of shares purchased by each director (in Shares)																																										25,000			25,000
Shares purchased by the directors, aggregate value | $																																										$ 10			$ 10				$ 10	$ 10
Common stock, shares (in Shares)																																													15,000
Common stock, shares issued (in Shares)																																																	100,000	100,000
Founder Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)																																							2,875,000
Lock-up Agreement [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Sale price per private placement warrant (in Dollars per share) | $ / shares												$ 15
Number of trading days												20 days
Number of commencing trading days												30 days
Share transfer expire percentage												10.00%
Breeze Sponsor, LLC [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Stock conversion ratio, description																																													The Founder Shares will automatically convert into shares of common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 6.
Share holding period upon closing of business combination																																						1 year
Sale price per private placement warrant (in Dollars per share) | $ / shares																																						$ 12
Number of trading days																																						20 days
Number of commencing trading days																																						30 days
Per month for office space | $																																						$ 5,000
Accounts payable and accrued expenses | $																																													$ 30,000
Breeze Sponsor, LLC [Member] | Breeze Holdings Acquisition Corp. [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount | $																																																							$ 1,150,000	$ 1,150,000
Breeze Sponsor, LLC [Member] | Founder Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Issuance of common stock, shares (in Shares)																																									100
Purchase price of shares of common stock | $																																									$ 25,000
Common stock, shares outstanding (in Shares)																																							2,875,000
Common stock, shares subject to forfeiture (in Shares)																																							375,000
Ownership percentage of initial stockholders																																							20.00%
Common stock, shares not subject to forfeiture (in Shares)																																							375,000
Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Working capital loan | $																																										7,870,413			7,870,413
Related party transaction due to related party | $																																										$ 10,390,465			$ 10,390,465
Sponsor [Member] | Founder Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Forward stock split																																							28
YD Biopharma [Member] | Lock-up Agreement [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Sale price per private placement warrant (in Dollars per share) | $ / shares												$ 12.5
Number of trading days												20 days
Number of commencing trading days												30 days
Share transfer expire percentage												10.00%
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Working capital loan | $																																																	$ 7,080,901	$ 7,080,901
Extension time to deposit funds															1 month					1 month	1 month	1 month	1 month	1 month		1 month		1 month	1 month	1 month	1 month	1 month		1 month											3 months
Deposits into trust account | $						$ 7,855									$ 31,280				$ 40,575	$ 41,317	$ 41,317	$ 41,317	$ 41,317	$ 41,317		$ 41,317		$ 59,157	$ 59,157	$ 59,157	$ 59,157	$ 59,157		$ 59,157											$ 1,150,000
Shares issued price per share (in Dollars per share) | $ / shares						$ 0.035									$ 0.035				$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035		$ 0.035		$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035		$ 0.035								$ 0.1			$ 0.1
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount | $					$ 8,000,000			$ 7,500,000					$ 7,500,000			$ 7,000,000	$ 6,000,000								$ 5,000,000								$ 4,000,000			$ 1,500,000
Maturity date					Jun. 26, 2025			Jun. 26, 2025					Dec. 26, 2024			Jun. 26, 2024	Jun. 26, 2024								Sep. 26, 2023								Sep. 26, 2023			Mar. 26, 2023
Related Party Loans [Member] | Direct Working Capital [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Promissory note | $																																										$ 6,691,039			$ 6,691,039				5,997,804	5,997,804
Related Party Loans [Member] | SPAC Extension Funds [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Working capital loan | $																																										$ 1,179,374			$ 1,179,374
A&R COI [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Value of common stock redeemed | $							$ 7,353,424
Representative and Consultant [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares																																						$ 4.99
Aggregate purchase price | $																																						$ 1,322,350
Representative shares and consultant shares																																						30 days
Breeze Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Administrative service fee per month | $																																						$ 5,000
Operating and formation costs | $																																																		60,000	$ 60,000
Breeze Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount | $																																																							$ 1,150,000	$ 1,150,000
True Velocity, Inc [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																																																					1,000
Breeze Merger Sub [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																																																				1,000
Common stock, par value (in Dollars per share) | $ / shares																																																				$ 0.001
Total investment | $																																																				$ 1
BH Biopharma Merger Sub Limited [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share) | $ / shares										$ 1	$ 1
Total investment | $										$ 10
Number of ordinary share (in Shares)										1	1
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Related party transaction due to related party | $																																																	$ 9,583,457	9,583,457
Deposits into trust account | $															$ 31,280					$ 41,317	$ 41,317	$ 41,317	$ 41,317	$ 41,317		$ 41,317		$ 59,157	$ 59,157	$ 59,157	$ 59,157	$ 59,157		$ 59,157																$ 9,523
Shares issued price per share (in Dollars per share) | $ / shares									$ 0.035						$ 0.035					$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035				$ 0.035	$ 0.035	$ 0.035	$ 0.035	$ 0.035		$ 0.035															$ 0.1	$ 0.1				$ 0.035
Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount | $								$ 7,500,000					$ 7,500,000			$ 7,000,000																	$ 4,000,000			$ 1,500,000
Maturity date								Jun. 26, 2025					Dec. 26, 2024			Jun. 26, 2024	Jun. 26, 2024								Sep. 26, 2023								Sep. 26, 2023			Mar. 26, 2023
Total amount | $																	$ 6,000,000								$ 5,000,000
Representative and Consultant Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares																																																$ 4.99
Private Placement [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Sale price per private placement warrant (in Dollars per share) | $ / shares																																					1					$ 11.5			$ 11.5				$ 11.5	$ 11.5
Purchase of aggregate private placement warrants (in Shares)																																										5,425,000			5,425,000				5,425,000	5,425,000
Sale price per private placement warrant (in Dollars per share) | $ / shares																																													$ 1					$ 1
Public warrants are exercisable on the later																																													30 days					30 days
Private Placement [Member] | Breeze Sponsor, LLC [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Purchase of aggregate private placement warrants (in Shares)																																										4,325,000			4,325,000
Private Placement [Member] | I Bankers And Northland [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Purchase of aggregate private placement warrants (in Shares)																																										1,100,000			1,100,000
Private Placement [Member] | Consultant [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock issued, shares (in Shares)																																						15,000
Private Placement [Member] | Breeze Sponsor [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Purchase of aggregate private placement warrants (in Shares)																																																	4,325,000	4,325,000
Private Placement [Member] | Bankers And Northland [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Purchase of aggregate private placement warrants (in Shares)																																																	1,100,000	1,100,000
Private Placement [Member] | Representative and Consultant Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock issued, shares (in Shares)																																						15,000
IPO [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																																										11,500,000			11,500,000				11,500,000	11,500,000
Shares issued price per share (in Dollars per share) | $ / shares																																					$ 10	$ 10
Stock redemption price per share (in Dollars per share) | $ / shares																																																	$ 10.15	$ 10.15
Common stock issued, shares (in Shares)																																					11,500,000	10,000,000
Aggregate purchase price | $																																						$ 100,000,000
IPO [Member] | Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares																																										$ 0.21			$ 0.21
Pre-transaction equity value | $																																													$ 354,942
IPO [Member] | Representative and Consultant [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Aggregate purchase price | $																																																$ 1,322,350
IPO [Member] | Related Party Loans [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Deposits into trust account | $																																																		$ 1,150,000
Shares issued price per share (in Dollars per share) | $ / shares	$ 0.21
Pre-transaction equity value | $	$ 354,942
Public Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Number of common stock redeemed (in Shares)																																													272,103
Redemption Shares (in Shares)							272,103																																						3,412,103	3,364,413
Over-Allotment Option [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)																																							2,875,000										2,875,000	2,875,000
Shares issued price per share (in Dollars per share) | $ / shares																																					$ 10												$ 10	$ 10
Common stock issued, shares (in Shares)																																					1,500,000													1,500,000
Over-Allotment Option [Member] | Representative [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock issued, shares (in Shares)																																						250,000
Over-Allotment Option [Member] | Representative and Consultant Shares [Member] | Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Common stock issued, shares (in Shares)																																						250,000